Loans and borrowings (Details 3) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flow		$ 444,827		$ 4,594,640		$ 10,985,933
Exchange difference Recognized in profit or loss		5,514		976,430		(5,566,614)
Financial cost registered to projects		3,660,601		3,463,540		2,718,414
Financial income (expense) recognized in profit or loss		(2,495,731)		(1,175,367)		(7,663,104)
Cash and equivalents [Member]
Begining Balance		8,410,467		6,550,450
Cash flow		(174,272)		2,086,350
Exchange difference Recognized in profit or loss		(290,310)		(226,333)
Exchange difference Recognized in other comprehensive income		0		0
Financial cost registered to projects		0		0
Financial income (expense) recognized in profit or loss		0		0
Foreign currency translation		0		0
Other movements not generating cash flow		0		0	[1]
Ending Balance		7,945,885		8,410,467		6,550,450
Other financial assets [Member]
Begining Balance	[2]	6,686,895		1,585,379
Cash flow	[2]	(564,755)		5,446,507
Exchange difference Recognized in profit or loss	[2]	208,394		(12,837)
Exchange difference Recognized in other comprehensive income	[2]	0		0
Financial cost registered to projects	[2]	0		0
Financial income (expense) recognized in profit or loss	[2]	104,706		59,593
Foreign currency translation	[2]	39,628		(6,462)
Other movements not generating cash flow		58,857	[2]	(385,285)	[1]
Ending Balance	[2]	6,533,725		6,686,895		1,585,379
Loans and borrowings [Member]
Begining Balance		(52,222,027)		(53,223,338)
Cash flow		11,259,492		1,050,723
Exchange difference Recognized in profit or loss		147,993		1,252,420
Exchange difference Recognized in other comprehensive income		70,958		612,983
Financial cost registered to projects		(203,964)		(357,107)
Financial income (expense) recognized in profit or loss		(2,385,994)		(2,765,024)
Foreign currency translation		(76,171)		593,384
Other movements not generating cash flow		(138,122)		613,932	[1]
Ending Balance		(43,547,835)		(52,222,027)		(53,223,338)
Net financial debt [Member]
Begining Balance		(37,124,665)		(45,087,509)
Cash flow		10,520,465		8,583,580
Exchange difference Recognized in profit or loss		66,077		1,013,250
Exchange difference Recognized in other comprehensive income		70,958		612,983
Financial cost registered to projects		(203,964)		(357,107)
Financial income (expense) recognized in profit or loss		(2,281,288)		(2,705,431)
Foreign currency translation		(36,543)		586,922
Other movements not generating cash flow		(79,265)		228,647	[1]
Ending Balance		$ (29,068,225)		$ (37,124,665)		$ (45,087,509)

[1]	Corresponds to operations with remittances financed in dollars with domestic banks for the payment of imports.
[2]	The balance of other financial assets as of December 31, 2015 includes the value of the securities related to Santiago de las Atalayas for COP$699,832, which at that date were restricted.